GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of general and administrative expenses

	2025	2024	2023
Salaries, wages, benefits and bonus	(18,837)	(13,643)	(10,548)
Professional and consulting fees	(14,464)	(7,780)	(5,984)
Legal, filing, listing and transfer agent fees	(1,173)	(709)	(541)
Insurance	(2,060)	(1,113)	(1,306)
Directors' fees	(1,915)	(640)	(408)
Travel expenses	(1,098)	(803)	(628)
Share-based payment expense (Note 19c)	(2,201)	(186)	(287)
Depreciation and amortization	(229)	(885)	(266)
Care and maintenance	(875)	(1,362)	(2,181)
Other	(7,200)	(6,152)	(5,062)
Total	(50,052)	(33,273)	(27,211)